Secured Convertible Notes - Narrative (Details)			3 Months Ended	6 Months Ended
	Jun. 30, 2024 USD ($)	Apr. 12, 2024 USD ($) shares $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Debt issuance costs as incurred				$ 2,397,000	$ 0
Secured Convertible Notes at fair value	$ 36,430,000		$ 36,430,000	36,430,000		$ 0
Common Class A
Debt Instrument [Line Items]
Debt instrument, convertible, number of shares | shares		833
Convertible Debt | Secured Convertible Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 30,000,000.0	$ 30,000,000	30,000,000.0	30,000,000.0
Proceeds from issuance of secured notes		$ 27,600,000	27,600,000
Variable rate (as a percent)		6.50%
Debt variable rate at end of period (as a percent)	11.70%
Debt instrument interest rate in event of default (as a percent)		0.040
Maximum amount outstanding allowed		$ 50,000,000
Debt instrument, convertible, conversion price (in usd per share) | $ / shares		$ 1.20
Debt instrument, covenant proceeds from sale of assets		$ 2,000,000
Debt instrument, pre-payment penalty percentage		0.05
Debt instrument, redemption price, percentage		105.00%
Debt issuance costs as incurred				2,400,000
Secured Convertible Notes at fair value	$ 36,400,000		$ 36,400,000	$ 36,400,000
Convertible Debt | Maximum | Secured Convertible Notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 50,000,000